Accounts Receivable	6 Months Ended
Mar. 31, 2024
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE
5.	ACCOUNTS RECEIVABLE

Accounts receivable, net consist of the following:

	September 30, 2023	March 31, 2024
	RMB	RMB
Accounts receivable	—	24,549
Less: Allowance for credit losses	—	(119)
Total accounts receivable, net	—	24,430

Movements of allowance for credit losses are as follows:

	September 30, 2023	March 31, 2024
	RMB	RMB
Opening balance	—	—
Increase of allowance for credit allowance	—	119
Ending balance	—	119